Statements of Operations and Comprehensive Loss (unaudited) - Q2 (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Statements of Operations [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	2,480	2,789	4,660	5,483	132,620
General and administrative	1,445	1,438	3,295	2,819	50,684
Depreciation	62	115	145	251	23,753
Impairment of property and equipment	0	0	0	0	7,371
Other expense, net	91	44	121	92	1,991
Total operating expenses	4,078	4,386	8,221	8,645	216,419
Loss from operations	(4,078)	(4,386)	(8,221)	(8,645)	(216,419)
Interest income	2	4	7	11	8,546
Interest expense	(1,830)	(151)	(3,257)	(325)	(21,103)
Change in fair value of embedded derivative and derivative liability	(4,104)	0	(4,438)	0	(3,494)
Change in fair value of warrant liability	(1,925)	1,214	(1,800)	691	15,975
Net loss	(11,935)	(3,319)	(17,709)	(8,268)	(216,495)
Other comprehensive loss	0	0	0	0	0
Comprehensive loss	$ (11,935)	$ (3,319)	$ (17,709)	$ (8,268)	$ (216,495)
Basic and diluted net loss per share (in dollars per share)	$ (3.59)	$ (1.40)	$ (5.84)	$ (3.49)
Weighted-average common stock outstanding - basic and diluted (in shares)	3,325	2,373	3,034	2,371